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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard, Suite 270 Los Angeles, California	90025
Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC 11100 Santa Monica Blvd. Los Angeles, CA 90025
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Consumer Discretionary - 13.0%
Auto Components - 1.0%
Aptiv plc	10,000	$845,800
Delphi Technologies plc	3,333	161,350
		1,007,150
Hotels, Restaurants & Leisure - 2.6%
Carnival Corporation	30,000	1,891,800
Six Flags Entertainment Corporation	14,000	885,360
		2,777,160
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	4,725	7,399,964
Booking Holdings, Inc. (a)	1,100	2,395,800
		9,795,764
Consumer Staples - 3.4%
Food & Staples Retailing - 1.5%
Costco Wholesale Corporation	5,000	985,800
CVS Health Corporation	9,000	628,470
		1,614,270
Household Products - 1.9%
Church & Dwight Company, Inc.	22,000	1,016,400
Clorox Company (The)	8,000	937,600
		1,954,000
Financials - 2.1%
Diversified Financial Services - 2.1%
Intercontinental Exchange, Inc.	30,000	2,173,800

Health Care - 11.7%
Biotechnology - 1.5%
Celgene Corporation (a)	10,000	871,000
Gilead Sciences, Inc.	10,000	722,300
		1,593,300
Health Care Equipment & Supplies - 5.6%
Baxter International, Inc.	9,000	625,500
Intuitive Surgical, Inc. (a)	9,000	3,967,020
Stryker Corporation	7,500	1,270,650
		5,863,170

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.3% (Continued)	Shares	Value
Health Care - 11.7% (Continued)
Health Care Providers & Services - 2.7%
Henry Schein, Inc. (a)	25,400	$1,930,400
McKesson Corporation	5,200	812,292
		2,742,692
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	10,000	1,041,900

Pharmaceuticals - 0.9%
Allergan plc	6,260	961,849

Industrials - 11.1%
Air Freight & Logistics - 4.5%
FedEx Corporation	11,000	2,719,200
XPO Logistics, Inc. (a)	20,000	1,943,200
		4,662,400
Airlines - 2.2%
Delta Air Lines, Inc.	45,000	2,349,900

Commercial Services & Supplies - 2.7%
Deluxe Corporation	11,000	753,940
Waste Management, Inc.	25,000	2,032,250
		2,786,190
Machinery - 0.7%
Cummins, Inc.	4,500	719,370

Road & Rail - 1.0%
Norfolk Southern Corporation	7,000	1,004,290

Information Technology - 55.0%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	100,000	1,300,000

Internet Software & Services - 21.9%
Alibaba Group Holding Ltd. - ADR (a)	24,000	4,284,960
Alphabet, Inc. - Class A (a)	3,600	3,666,888
Alphabet, Inc. - Class C (a)	3,609	3,671,544

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.3% (Continued)	Shares	Value
Information Technology - 55.0% (Continued)
Internet Software & Services - 21.9% (Continued)
Facebook, Inc. - Class A (a)	65,000	$11,180,000
		22,803,392
IT Services - 10.3%
Accenture plc - Class A	17,900	2,706,480
Automatic Data Processing, Inc.	7,000	826,560
Paychex, Inc.	24,000	1,453,680
PayPal Holdings, Inc. (a)	45,000	3,357,450
Square, Inc. - Class A (a)	25,000	1,183,500
Visa, Inc. - Class A	10,000	1,268,800
		10,796,470
Semiconductors & Semiconductor Equipment - 4.1%
QUALCOMM, Inc.	13,700	698,837
Texas Instruments, Inc.	35,000	3,550,050
		4,248,887
Software - 11.6%
Adobe Systems, Inc. (a)	12,000	2,659,200
Autodesk, Inc. (a)	11,000	1,384,900
Intuit, Inc.	36,000	6,652,440
SAP SE - ADR	13,000	1,440,790
		12,137,330
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	37,000	6,114,620

Materials - 4.0%
Chemicals - 4.0%
Ecolab, Inc.	15,000	2,171,550
Scotts Miracle-Gro Company (The)	23,600	1,972,488
		4,144,038

Total Common Stocks (Cost $38,948,523)		$104,591,942

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Government Obligations Fund - Class Z, 1.54% (c) (Cost $905)	905	$905
Total Investments at Value - 100.3% (Cost $38,949,428)		$104,592,847
Liabilities in Excess of Other Assets - (0.3%)		(317,220)
Net Assets - 100.0%		$104,275,627

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of April 30, 2018.

See accompanying notes to Schedule of Investments.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

1. Securities valuation

Securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally value at its last bid price. Securities traded on NASDAQ are value at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$104,591,942	$-	$-	$104,591,942
Money Market Funds	905	-	-	905
Total	$104,592,847	$-	$-	$104,592,847

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2018, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of April 30, 2018:

Cost of portfolio investments	$38,949,428

Gross unrealized appreciation	$66,008,633
Gross unrealized depreciation	(365,214)

Net unrealized appreciation	$65,643,419

4. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of April 30, 2018, the Fund had 55.0% of the value of its net assets invested within the Information Technology sector.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 10, 2018. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	June 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	June 13, 2018

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	June 13, 2018

*	Print the name and title of each signing officer under his or her signature.